Net finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Finance Income (Expense)

	2018	2017	2016
Debt interest and charges	(6,020)	(7,181)	(7,714)
Foreign exchange gains (losses) and indexation charges on net debt (*)	(3,054)	(4,129)	(2,507)
Discount and premium on repurchase of debt securities	(328)	(337)	(50)
Income from investments and marketable securities (Government Bonds)	563	580	547

Financial result on net debt	(8,839)	(11,067)	(9,724)

Capitalized borrowing costs	1,814	1,976	1,729
Gains (losses) on derivatives	(366)	(64)	(111)
Unwinding of discount on the provision for decommissioning costs	(652)	(762)	(662)
Other finance expenses and income, net (**)	1,987	(468)	291
Other foreign exchange gains (losses) and indexation charges, net	199	490	722

Net finance income (expenses)	(5,857)	(9,895)	(7,755)

Income	3,155	1,047	1,053
Expenses	(5,790)	(7,395)	(6,958)
Foreign exchange gains (losses) and indexation charges	(3,222)	(3,547)	(1,850)

Total	(5,857)	(9,895)	(7,755)

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	It includes US$ 1,418 related to electricity sector as described in note 8.4.